Shareholder Report, Average Annual Return (Details) B697154_Direxion Daily S-P Biotech Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily S&P Biotech Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P Biotech Bull 3X Shares NAV
Average Annual Return, Percent	10.53%	(34.11%)	(21.65%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
S&P Biotechnology Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	16.53%	0.29%	5.59%